Financial and capital risk management - Maximum Exposure To Credit Risk (Details) - Credit risk - BRL (R$) R$ in Thousands	Jun. 30, 2024	Jun. 30, 2023
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	R$ 3,072,452	R$ 2,900,658
Trade receivables (current and non-current)
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,825,799	2,708,539
Advances to suppliers
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	R$ 246,653	R$ 192,119